TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE RECEIVABLES, NET
Trade receivables, net	$ 3,057	$ 1,880
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net	3,304	2,006
Less - allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables, net	$ 247	$ 126